Share-based Compensation - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 16, 2013	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Aug. 08, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			32,726,830	38,102,889	32,708,847	39,614,883
Aggregate intrinsic value, outstanding			$ 18,076,662	$ 34,025,386	$ 127,168,263	$ 466,460,320
Fair value of options vested in period			14,900,000	21,400,000	12,000,000
Share-based compensation			$ 24,612,000	$ 32,363,000	$ 31,481,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0.1	$ 0.09	$ 0.14	$ 0.17
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			2 years
Awards to be released as a percent of target, percent			0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			10 years
Awards to be released as a percent of target, percent			60.00%
Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	5,000,000
Equity Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation expense, share options, period for recognition (in years)			10 months 24 days	1 year 6 months
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, expiration period			10 years
Aggregate intrinsic value, outstanding			$ 3,800,000	$ 5,800,000
Share-based compensation			11,200,000	14,300,000	$ 16,700,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 21,100,000	$ 38,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0	$ 0
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Share-based compensation			$ (800,000)	$ 1,600,000	2,700,000
Unrecognized share based compensation expense, share options, period for recognition (in years)			0 years	4 months 24 days
Number of awards to be released not subject to performance metrics, as a percent			40.00%
Unrecognized share based compensation expenses related to restricted shares			$ 0	$ 1,400,000
Restricted Shares | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	30,800,000
Restricted Shares | Sounds of Nature Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	77,000,000
Restricted Shares | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Restricted shares granted (in shares)	15,000,000
Number of shares granted with repurchase obligations (in shares)									500,000
Shares repurchased during period (in shares)		100,000
Stock repurchases, consideration		$ 100,000
Shares granted with repurchase obligations waived (in shares)		400,000
Restricted Shares | Management | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares)	15,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%		25.00%
Restricted shares granted (in shares)	10,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
Restricted Shares | Vest after the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, expiration period			36 months
Award vesting period (in years)	36 months
Restricted Shares | Vest after the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	36 months
Restricted Shares Subject To Performance Metrics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards subject to performance metrics, percent			60.00%
Restricted Shares Subject To Performance Metrics | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Restricted Shares Subject To Performance Metrics | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 11,455,000	$ 11,712,000	$ 5,588,000
Unrecognized share based compensation expense, share options, period for recognition (in years)			6 years 1 month 6 days	5 years 8 months 12 days
Restricted shares granted (in shares)			6,690,100	17,166,304	4,106,498
Unrecognized share based compensation expenses related to restricted shares			$ 25,700,000	$ 33,800,000
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			2 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			10 years
Restricted Stock Units (RSUs) | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 100,000	200,000	$ 700,000
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares)										20,000,000
Share-based compensation arrangement, shares authorized (in shares)							34,613,165
2018 Plan | API Investment Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares)								25,740,835
2018 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			11,500,000	11,700,000	$ 5,600,000
VPP shares – weighted average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			2,700,000	4,500,000
VPP shares – weighted average | Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Nonvested award, Cost not yet recognized, Amount			$ 0	$ 0